Financial Instruments by Category	12 Months Ended
Dec. 31, 2023
Financial Instruments by Category [Abstract]
FINANCIAL INSTRUMENTS BY CATEGORY

23. FINANCIAL INSTRUMENTS BY CATEGORY

The carrying amounts of each of the categories of financial instruments of the Group as of the end of each of the Relevant Periods are as follows:

	As of December 31,
	2022	2023
	$’000	$’000
Financial assets:
Financial assets at FVTPL:
Dual currency structured deposit	—	—
Wealth management product	21,287	7
Total	21,287	7
Other financial assets:
Financial assets included in prepayments, other receivables and other assets	2,585	2,978
Cash and cash equivalents	42,758	91,492
Short-term investments at amortized cost.	—	7,000
Long-term investments at amortized cost	—	24,849
Total	45,343	126,319
Financial liabilities:
Trade payables	13,098	14,348
Financial liabilities included in other payables and accruals	3,877	4,890
Interest-bearing bank and other borrowings	4,307	30,357
Total	21,282	49,595
Financial liabilities at FVTPL:
Financial instruments measured at FVTPL	290,368	—
Total	290,368	—